Intangible (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2018		Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance		S/ 13,416
Ending balance		40,881		S/ 13,416
Impairment on Brine Project [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Impairment loss				37,432
Exploration and Evaluation Assets [Member] | Impairment on Brine Project [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Impairment loss	[1]	33,469
Exploration and Evaluation Assets [Member] | Cost [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance		57,249		51,446
Additions		27,851	[2]	1,384	[3]
Transfers		3,061		4,419
Ending balance		88,161		57,249
Exploration and Evaluation Assets [Member] | Accumulated Depreciation [Member]
Reconciliation of changes in intangible assets other than goodwill [Abstract]
Beginning balance		10,364		8,418
Additions		3,121		1,437
Transfers		326		509
Ending balance		S/ 13,811		S/ 10,364

[1]	During the year 2017, the Group recorded an impairment loss in relation to its brine project and, as explained in note 1.4, as a consequence, a loss for that concept was recorded for an amount of S/33,469,000.
[2]	During the year 2018, the Group acquired certain assets for an amount of S/25,152,000 from a third party, which were recorded using the acquisition method reflecting their fair values at the acquisition date, as well as the resulting goodwill, see note 1.2. Included in this acquisition there were intangibles of finite and indefinite life.
[3]	As of December 31, 2018, the exploration and evaluation assets include mainly capital expenditures related to the coal project and to other minor projects related to the cement business.